Organization, Plan of Business Operations and Going Concern Consideration (Details)						9 Months Ended			12 Months Ended
		Dec. 18, 2025 USD ($) $ / shares shares	Dec. 16, 2025 shares	Sep. 18, 2025 USD ($) $ / shares shares	May 08, 2025 shares	Aug. 31, 2026 USD ($) Entities $ / shares shares		Aug. 31, 2025 USD ($)	Nov. 30, 2025 USD ($) Entities $ / shares shares		May 31, 2026 USD ($)	Feb. 28, 2026 USD ($)	May 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Nov. 30, 2024 USD ($) shares	Nov. 25, 2024 USD ($)
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Date of incorporation						Nov. 26, 2024			Nov. 26, 2024
Business combination | Entities						1			1
Amount received from issuance of founder shares | $								$ 25,000
Cash underwriting fee | $						4,000,000			$ 4,000,000
Deferred underwriting fee | $						10,950,000
Other offering costs | $						$ 640,100			$ 640,100
Fair value percentage						80.00%			80.00%
Maturity period		185 days
Business combination period		24 months
Shareholders’ Deficit | $						$ (11,173,616)		(143,603)	$ (173,666)		$ (10,940,218)	$ (10,166,725)	$ (72,132)	$ (48,945)	$ (1,275)
Ordinary shares, par value per share | $ / shares	[1],[2]					$ 0.0001			$ 0.0001
Founder shareholders ownership percentage				20.00%
Shares of right		1
Issuance ordinary shares						6,320,000	[1],[2]		5,750,000	[1],[2]					5,750,000
Gross proceeds | $						$ 5,700,000
Transaction costs | $						15,590,100			$ 15,590,100
Liquidation expenses | $		$ 100,000
Additional working capital | $		$ 175,000
Percentage of obligation to redeem ordinary shares		100.00%
Working capital deficit | $						165,238			512,915
Cash | $						$ 1,522			$ 432
Subsequent Event [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Maturity period		185 days
Business combination period		24 months
Liquidation expenses | $		$ 100,000
Additional working capital | $		$ 175,000
Percentage of obligation to redeem ordinary shares		100.00%
Ordinary Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Price per share | $ / shares				$ 0.0056					$ 0.0056
Number of shares in a unit		1
Forfeited shares		750,000		750,000
Founder shareholders ownership percentage				20.00%
Aggregate ordinary shares					5,750,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Shareholders’ Deficit | $
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Shareholders’ Deficit | $									$ 575						$ 575
IRHO Common Stock [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Number of common shares						15,000,000
Business Combination [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Price per share | $ / shares						$ 10			$ 10
Number of shares in a unit		1
Business Combination [Member] | Subsequent Event [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Number of shares in a unit		1
Business Combination [Member] | Ordinary Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Number of shares in a unit		1
Business Combination [Member] | IRHO Class A Common Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Ordinary shares, par value per share | $ / shares						$ 0.0001
Convert shares			1			1
Business Combination [Member] | IRHO Class B Common Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Ordinary shares, par value per share | $ / shares						$ 0.0001
Business Combination [Member] | IRHO Common Stock [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Ordinary shares, par value per share | $ / shares						$ 0.0001
Sponsor [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Contributions stock issuance | $				$ 32,000
Sponsor [Member] | Subsequent Event [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Gross proceeds | $		$ 5,700,000
Sponsor [Member] | Ordinary Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Ordinary shares, par value per share | $ / shares				$ 0.0001
Issuance ordinary shares				5,750,000
Sponsor [Member] | Business Combination [Member] | Ordinary Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Number of shares in a unit		1
Bengochea SPAC Sponsors II LLC [Member] | Ordinary Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Aggregate ordinary shares				5,750,000
Iron Horse Acquisitions Corp. II [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Deferred underwriting fee | $									$ 10,950,000
Electra [Member] | First Quarterly [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
After the closing date						120 days
Electra [Member] | Second Quarterly [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
After the closing date						120 days
Electra [Member] | Third Quarterly [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
After the closing date						120 days
Electra [Member] | Fourth Quarterly [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
After the closing date						120 days
Electra [Member] | Class A Ordinary Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Ordinary shares, par value per share | $ / shares						$ 0.00001
Electra [Member] | Class B Ordinary Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Ordinary shares, par value per share | $ / shares						$ 0.00001
Electra [Member] | IRHO Common Stock [Member] | Share Price 14.00 [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Trading days						10 days
Consecutive trading days						20 days
Price per share | $ / shares						$ 14
Annual run rate amount | $						$ 45
Electra [Member] | IRHO Common Stock [Member] | Share Price 16.00 [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Trading days						10 days
Consecutive trading days						20 days
Price per share | $ / shares						$ 16
Annual run rate amount | $						$ 55
Electra [Member] | IRHO Common Stock [Member] | Share Price 18.00 [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Trading days						10 days
Consecutive trading days						20 days
Price per share | $ / shares						$ 18
Annual run rate amount | $						$ 65
Electra [Member] | Business Combination [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Cash at the closing | $						30,000,000
Equity interest | $						$ 250,000,000
Share price | $ / shares						$ 10
Number of common shares						3,994,802
Fees of outside legal counsel | $						$ 2,000,000
Electra [Member] | Business Combination [Member] | IRHO Common Stock [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Share price | $ / shares						$ 10
Third Parties [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Price per share | $ / shares						10			$ 10
Previous Sponsor [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Issuance ordinary shares				5,750,000
IPO [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Units issued		23,000,000
Net proceeds of the sale of initial public offering | $		$ 230,000,000
Percentage of obligation to redeem ordinary shares		100.00%
Sale of stock, price per share | $ / shares						0.148
IPO [Member] | Subsequent Event [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Units issued		23,000,000
Number of shares in a unit		1
Net proceeds of the sale of initial public offering | $		$ 230,000,000
Percentage of obligation to redeem ordinary shares		100.00%
IPO [Member] | Ordinary Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Number of shares in a unit		1
IPO [Member] | Ordinary Shares [Member] | Subsequent Event [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Number of shares in a unit		1
Over-Allotment Option [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Units issued		3,000,000
Price per share | $ / shares		$ 10
Amount received from issuance of founder shares | $		$ 230,000,000
Forfeited shares				750,000					750,000
Issuance ordinary shares				750,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Units issued		3,000,000
Price per share | $ / shares		$ 10
Amount received from issuance of founder shares | $		$ 230,000,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Forfeited shares				750,000					750,000
Private Placement [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Units issued		570,000
Price per share | $ / shares		$ 10
Number of shares in a unit		1
Purchased shares		570,000
Private Placement [Member] | Subsequent Event [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Units issued		570,000
Price per share | $ / shares		$ 10
Purchased shares		570,000
Private Placement [Member] | Ordinary Shares [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Number of shares in a unit		1
Private Placement [Member] | Business Combination [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Number of shares in a unit		1
Private Placement [Member] | Sponsor [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Purchased shares		370,000
Private Placement [Member] | Sponsor [Member] | Subsequent Event [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Purchased shares		370,000
Private Placement [Member] | Cantor Fitzgerald & Co [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Purchased shares		200,000
Gross proceeds | $		$ 5,700,000
Private Placement [Member] | Cantor Fitzgerald & Co [Member] | Subsequent Event [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Purchased shares		200,000
Private Placement Units [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Units issued		570,000
Price per share | $ / shares						$ 10
Purchased shares		570,000
Sale of stock, price per share | $ / shares		$ 10
Private Placement Units [Member] | Sponsor [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Purchased shares		370,000
Private Placement Units [Member] | Cantor Fitzgerald & Co [Member]
Organization, Plan of Business Operations and Going Concern Consideration [Line Items]
Purchased shares		200,000
Gross proceeds | $		$ 5,700,000

[1]	On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture (Note 6).
[2]	On May 8, 2025, through a share recapitalization, the Company surrendered 6,571,429 ordinary shares, as a result of which the Sponsor has purchased and holds an aggregate of 5,750,000 ordinary shares. All share and per-share data have been retrospectively presented.